Income Taxes (Details - Deferred taxes) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 6,132,841	$ 4,369,537
Stock based compensation	1,664,597	732,868
Intangibles	(83,111)	(88,159)
Depreciation	(1,986)	0
Other	(209)	140
Total deferred tax assets	7,712,132	5,014,385
Valuation allowance	(7,712,132)	(5,014,385)
Net deferred tax assets (liabilities)	$ 0	$ 0